Cover	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity File Number	1-15024
Entity Registrant Name	Novartis AG
Entity Central Index Key	0001114448
Entity Incorporation, State or Country Code	V8
Entity Address, Address Line One	Lichtstrasse 35
Entity Address, City or Town	Basel
Entity Address, Country	CH
Entity Address, Postal Zip Code	4056
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	2,234,939,948
Auditor Name	PricewaterhouseCoopers AG
Auditor Location	Basel, Switzerland
Auditor Firm ID	1358
ICFR Auditor Attestation Flag	true
American Depositary Shares each representing 1 share
Entity Addresses [Line Items]
Title of 12(b) Security	American Depositary Shares each representing 1 share
Trading Symbol	NVS
Security Exchange Name	NYSE
Ordinary shares, nominal value CHF 0.50 per share*
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary shares, nominal value CHF 0.50 per share*
Trading Symbol	NOVN
Security Exchange Name	NYSE
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Lichtstrasse 35
Entity Address, City or Town	Basel
Entity Address, Country	CH
Entity Address, Postal Zip Code	4056
Country Region	41
City Area Code	61
Local Phone Number	324-1111
Contact Personnel Name	Karen L. Hale
Contact Personnel Fax Number	324-7826